SAFE Liability	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
SAFE Liability [Abstract]
SAFE Liability

7. SAFE Liability

The Company issued Simple Agreements for Future Equity (“SAFEs”) for aggregate principal proceeds of $45.7 million that entitled holders to receive shares of Legacy Ionetix redeemable convertible preferred stock upon the occurrence of a qualifying equity financing event at a 15% discount to the price per share paid by other investors in such financing.

The SAFEs were freestanding financial instruments and were classified as liabilities, as the SAFEs represented an obligation to issue a variable number of shares for a fixed monetary amount. The SAFEs were initially recorded at fair value upon issuance and subsequently remeasured to fair value at each reporting date, with changes in fair value recognized in the condensed consolidated statements of operations.

No SAFEs were issued or outstanding during the three months ended June 30, 2026. During the six months ended June 30, 2026, the Company issued SAFEs with aggregate proceeds of $2.4 million, all of which converted into shares of Legacy Ionetix Series F redeemable convertible preferred stock on March 31, 2026. During the three and six months ended June 30, 2025, the Company issued SAFEs with aggregate proceeds of $3.8 million and $3.9 million, respectively.

All SAFEs issued during the six months ended June 30, 2026 included common stock warrant coverage. The warrants were equity classified. The SAFE liability and the warrants were recorded at their respective fair values on the issuance date, with $2.4 million and $2.2 million allocated to the SAFE liability and the warrants, respectively. Any excess of the aggregate fair value of the instruments issued over the proceeds received was recognized as an upfront loss of $2.2 million during the six months ended June 30, 2026, and included in other income (expense), net in the condensed consolidated statements of operations. No common stock warrants were issued in connection with the SAFEs issued during the three and six months ended June 30, 2025. The Company recognized a loss on change in fair value of the SAFE liability of $134 during the six months ended June 30, 2026. No change in fair value of the SAFE liability was recognized during the three months ended June 30, 2026, as all outstanding SAFEs converted into Legacy Ionetix Series F redeemable convertible preferred stock on March 31, 2026 and no SAFE liability remained outstanding thereafter. The Company recognized a loss on change in fair value of the SAFE liability of $3.2 million and $1.1 million during the three and six months ended June 30, 2025, respectively.

Election to Convert SAFEs

On October 31, 2025, holders of SAFEs with an aggregate carrying value of $50.7 million elected to settle their SAFEs into shares of Legacy Ionetix Series F redeemable convertible preferred stock at a conversion price of $1.40 per share. The Company accounted for the transaction as an extinguishment of the SAFE liability and, in connection with the conversion, recognized a freestanding make-whole derivative liability as described below.

On March 31, 2026, holders of all remaining outstanding SAFEs converted into shares of Legacy Ionetix Series F redeemable convertible preferred stock at $1.40 per share. The SAFE liability was remeasured to fair value immediately prior to conversion, and the Legacy Ionetix Series F redeemable convertible preferred stock was recorded at an amount equal to that fair value. No additional gain or loss was recognized upon conversion.

Make-Whole Provision

In connection with the October 31, 2025 SAFE conversion, the Company recognized a freestanding derivative liability. The make-whole derivative liability was $71 as of December 31, 2025 and was derecognized upon termination of the make-whole right in connection with the Merger in April 2026, with no liability outstanding as of June 30, 2026. The Company recognized a change in fair value of $13 during the six months ended June 30, 2026, substantially all of which was recognized during the three months ended March 31, 2026. No change in fair value during the three and six months ended June 30, 2025, as the make-whole provision did not exist prior to October 31, 2025.

Contingent Equity Arrangement Associated with a SAFE

In connection with a SAFE issued in 2023, the Company entered into an arrangement that provided the investor with the right to receive a warrant upon the occurrence of certain future events, for which, no amount had been recognized in the Company’s historical financial statements prior to the Merger.

In connection with the Merger, the Company settled the arrangement by terminating the contingent right and related arrangements and issuing a new ten-year warrant to purchase 6,443,076 shares of Legacy Ionetix common stock at an exercise price of $0.01 per share. In connection with the Merger, such warrant was assumed by the Company and converted into a warrant to purchase 3,230,558 shares of the Company’s common stock at an exercise price of $0.02 per share, based on the Conversion Ratio. The new warrant is classified within stockholders’ equity. The Company determined the fair value of the new warrant at issuance to be $9.7 million, which was recognized as expense in other income (expense), net, with a corresponding increase to additional paid-in capital during the six months ended June 30, 2026.

8.	SAFE Liability

From 2022 through December 2025, the Company issued SAFEs to multiple investors for an aggregate principal amount of $43.3 million. During the years ended December 31, 2025 and 2024, the Company issued SAFEs with an aggregate principal amount of $9.1 million and $16.3 million, respectively. The SAFEs were issued on substantially similar terms. The SAFE holders are entitled to receive shares of the Company’s redeemable convertible preferred stock upon the occurrence of a qualifying equity financing event. In the event of a liquidity or dissolution event, the SAFEs provide for settlement in accordance with their contractual terms. The SAFEs grant holders the right to receive shares of the Company’s redeemable convertible preferred stock upon the occurrence of a qualifying equity financing event at a 15% discount to the price per share paid by other investors in such financing.

The Company determined that the SAFEs are freestanding financial instruments and are classified as liabilities, as the SAFEs represent an obligation to issue a variable number of shares for a fixed monetary amount. The SAFEs are initially recorded at fair value upon issuance and subsequently remeasured to fair value at each reporting date, with changes in fair value recognized in the consolidated statements of operations. Issuance costs related to the SAFEs are expensed as incurred.

The SAFE liability balance was $4.1 million and $45.4 million at December 31, 2025 and 2024, respectively. For the years ended December 31, 2025 and 2024, the Company recognized a change in fair value of the SAFE liability of $328 and $9.4 million, respectively.

SAFEs Issued with Common Stock Warrants

Of the $9.1 million SAFEs issued during 2025, $3.4 million related to certain SAFEs issued in November and December 2025 that included common stock warrant coverage. A portion of these SAFEs with warrant coverage was issued to related parties. See Note 18 for additional information regarding related party transactions.

The Company evaluated the common stock warrants and concluded that they meet the criteria for equity classification. The SAFE liability and the equity-classified warrants were recorded at their respective fair values on the issuance date. The warrants were classified as equity and are not subsequently remeasured. The fair value allocated to the SAFE liability was $3.4 million, and the fair value allocated to the common stock warrants was $3.1 million. Any excess of the aggregate fair value of the instruments issued over the proceeds received was recognized as an upfront loss of $3.1 million during the year ended December 31, 2025.

Election to Convert SAFEs

On October 31, 2025, holders of SAFEs with an aggregate carrying value of $50.7 million elected to settle their SAFEs into shares of the Company’s Series F redeemable convertible preferred stock at a conversion price of $1.40 per share.

Immediately prior to conversion, the Company remeasured the SAFE liability to fair value. The remeasurement did not result in a material change in the carrying amount of the SAFE liability. Upon conversion, the Company derecognized the SAFE liability and recorded the Series F redeemable convertible preferred stock issued at its estimated fair value on the conversion date. In connection with the conversion, the Company also recognized a freestanding make-whole derivative liability at its estimated fair value.

The Company accounted for the transaction as an extinguishment of the SAFE liability and recognized a loss of $5.9 million during the year ended December 31, 2025. The loss represents the excess of the aggregate fair value of the Series F redeemable convertible preferred stock issued and the make-whole derivative liability recognized over the carrying amount of the SAFE liability at the conversion date. The loss is included in other expense, net in the consolidated statements of operations.

Make-Whole Provision

In connection with the October 31, 2025 SAFE conversion, the Company granted a one-time make-whole right to the converted investors. Under this provision, if the lowest price per share of the Company’s redeemable convertible preferred stock issued in the next equity financing is below a specified threshold, the Company is required to issue to those investors additional shares of the series of redeemable convertible preferred stock issued in such financing. The Company determined that the make-whole provision represents a freestanding derivative liability. The derivative liability was initially recorded at its estimated fair value of $1.9 million on October 31, 2025 and is subsequently remeasured at fair value at each reporting date, with changes in fair value recognized in the consolidated statements of operations. The fair value of the derivative liability related to the make-whole provision was $71 as of December 31, 2025. The Company recognized a change in fair value of $1.8 million for the year ended December 31, 2025.

Contingent Equity Arrangements Associated with a SAFE

In connection with a SAFE issued in 2023, the Company entered into a side letter that provides the investor with the right to receive a warrant to acquire equity of the Company upon the occurrence of certain future events, including, but not limited to, the completion of specified corporate transactions, changes in the Company’s capital structure, or other defined triggering events.

Subsequent to the initial arrangement, in 2024, the Company entered into agreements that formalized the prior arrangement. These agreements define alternative settlement outcomes that remain contingent on future events, pursuant to which the investor is entitled to receive either (i) a warrant to acquire the Company’s redeemable convertible preferred stock or (ii) a warrant tied to the equity of a portion of the Company’s business. The investor must elect one alternative, and the unselected alternative is extinguished.

The Company evaluated the arrangement as a whole and determined that the investor does not currently hold a warrant or other freestanding financial instrument. Prior to the occurrence of the relevant triggering events, (i) the investor does not have the present ability to exercise any instrument, (ii) the specific instrument to be issued is not yet determinable, and (iii) settlement remains subject to substantive contingencies, including the investor’s election and the completion of certain transactions.

Accordingly, the Company concluded that the arrangement does not impose a present obligation to issue shares or transfer assets under ASC 480. As such, no amounts have been recognized in the consolidated financial statements related to this arrangement as of December 31, 2025. The accounting for the arrangement will be evaluated when the relevant contingencies are resolved and the final terms and form of the instrument, if any, are determined.